Exceptional Items - Summary of Gain on Disposal (Parenthetical) (Detail)	12 Months Ended
Jun. 30, 2024 USDtonne
Top of range [member] | Twelve Months [Member]
Schedule Of Gain On Disposal [Line Items]
Period of completion	12 months
Month post completion	12 months
Top of range [member] | Twenty Four Months [Member]
Schedule Of Gain On Disposal [Line Items]
Period of completion	12 months
Month post completion	24 months
Top of range [member] | Thirty Six Months [Member]
Schedule Of Gain On Disposal [Line Items]
Period of completion	12 months
Month post completion	36 months
Blackwater and Daunia gain on disposal [member]
Schedule Of Gain On Disposal [Line Items]
Percentage of contingent payment on revenue share	35.00%
Blackwater and Daunia gain on disposal [member] | Top of range [member] | Twelve Months [Member]
Schedule Of Gain On Disposal [Line Items]
Average realised prices achieved by the assets	159
Blackwater and Daunia gain on disposal [member] | Top of range [member] | Twenty Four Months [Member]
Schedule Of Gain On Disposal [Line Items]
Average realised prices achieved by the assets	134
Blackwater and Daunia gain on disposal [member] | Top of range [member] | Thirty Six Months [Member]
Schedule Of Gain On Disposal [Line Items]
Average realised prices achieved by the assets	134